Information About Non-Qualified Stock Options Outstanding (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Weighted Average Remaining Contractual Life (in years)	5 years 7 months
Nonqualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at Year-End	7,623	8,295
Outstanding Weighted Average Remaining Contractual Life (in years)	5 years 7 months
Outstanding Weighted Price Average Exercise at Year-End	$ 36.87	$ 35.04
Number Exercisable at Year-End	5,775	6,225
Exercisable Weighted Average Exercise Price at Year-End	$ 35.05	$ 33.67
Nonqualified Stock Options | Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental Changes in Stock Price Lower Range Limit	20.01
Incremental Changes in Stock Price Upper Range Limit	$ 30.00
Number Outstanding at Year-End	1,288
Outstanding Weighted Average Remaining Contractual Life (in years)	3 years 3 months 24 days
Outstanding Weighted Price Average Exercise at Year-End	$ 26.54
Number Exercisable at Year-End	1,288
Exercisable Weighted Average Exercise Price at Year-End	$ 26.54
Nonqualified Stock Options | Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental Changes in Stock Price Lower Range Limit	30.01
Incremental Changes in Stock Price Upper Range Limit	$ 40.00
Number Outstanding at Year-End	3,839
Outstanding Weighted Average Remaining Contractual Life (in years)	5 years 6 months 24 days
Outstanding Weighted Price Average Exercise at Year-End	$ 35.87
Number Exercisable at Year-End	3,453
Exercisable Weighted Average Exercise Price at Year-End	$ 35.57
Nonqualified Stock Options | Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental Changes in Stock Price Lower Range Limit	40.01
Incremental Changes in Stock Price Upper Range Limit	$ 50.00
Number Outstanding at Year-End	2,496
Outstanding Weighted Average Remaining Contractual Life (in years)	6 years 10 months 24 days
Outstanding Weighted Price Average Exercise at Year-End	$ 43.75
Number Exercisable at Year-End	1,034
Exercisable Weighted Average Exercise Price at Year-End	$ 43.93